Segment Information - Additions to Property, Plant, and Equipment and intangible Assets, Depreciation and Amortization Charges and Asset Reclassification (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2017
Summary of segment information [line items]
Total additions to property, plant, and equipment and intangible assets (see Notes 13 and 14)	R$ 1,439,607	R$ 1,546,927	R$ 1,166,044
Asset retirement obligation - fuel tanks (see Note 20)	(264)	(537)	(483)
Depreciation and amortization charges:	812,489	704,544	628,156
Capitalized borrowing costs	(23,438)	(22,243)	(23,980)
Total investments in property, plant, and equipment and intangible assets (cash flow)	1,415,905	1,524,147	1,141,581
Payments of contractual assets with customers - exclusive rights	390,177	529,732	514,291
Amortization of contractual assets with customers - exclusive rights	371,825	463,049	463,490
Total assets (excluding intersegment account balances):	30,499,395	28,284,346		R$ 24,074,516
Ultragaz [member]
Summary of segment information [line items]
Total additions to property, plant, and equipment and intangible assets (see Notes 13 and 14)	245,069	244,187	248,627
Depreciation and amortization charges:	222,527	182,833	158,193
Total assets (excluding intersegment account balances):	2,719,425	2,408,600
Ipiranga [member]
Summary of segment information [line items]
Total additions to property, plant, and equipment and intangible assets (see Notes 13 and 14)	417,519	536,936	387,138
Depreciation and amortization charges:	283,426	245,424	220,282
Payments of contractual assets with customers - exclusive rights	390,177	529,732	514,291
Amortization of contractual assets with customers - exclusive rights	371,825	463,049	463,490
Total assets (excluding intersegment account balances):	15,381,887	15,388,646
Oxiteno [member]
Summary of segment information [line items]
Total additions to property, plant, and equipment and intangible assets (see Notes 13 and 14)	473,026	466,967	291,294
Depreciation and amortization charges:	167,357	153,110	149,716
Total assets (excluding intersegment account balances):	7,452,331	6,557,456
Ultracargo [member]
Summary of segment information [line items]
Total additions to property, plant, and equipment and intangible assets (see Notes 13 and 14)	167,034	105,028	81,166
Depreciation and amortization charges:	52,414	47,669	43,356
Total assets (excluding intersegment account balances):	1,478,697	1,394,083
Extrafarma [member]
Summary of segment information [line items]
Total additions to property, plant, and equipment and intangible assets (see Notes 13 and 14)	118,577	171,183	140,454
Depreciation and amortization charges:	71,552	60,856	42,666
Total assets (excluding intersegment account balances):	2,107,901	1,948,808
Reportable segments [member]
Summary of segment information [line items]
Total additions to property, plant, and equipment and intangible assets (see Notes 13 and 14)	1,421,225	1,524,301	1,148,679
Depreciation and amortization charges:	797,276	689,892	614,213
Total assets (excluding intersegment account balances):	29,140,241	27,697,593
Others [member]
Summary of segment information [line items]
Total additions to property, plant, and equipment and intangible assets (see Notes 13 and 14)	18,382	22,626	17,365
Depreciation and amortization charges:	15,213	14,652	R$ 13,943
Total assets (excluding intersegment account balances):	R$ 1,359,154	R$ 586,753